Income Taxes - Reconciliation of income tax benefit (expense) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
U.S. federal income tax rate					21.00%	21.00%
Reconciliation of income tax (expense) benefit
Computed expected tax benefit (expense)					$ (20)	$ (14)
State and local income taxes, net of federal income taxes					(7)	(6)
Executive compensation					(1)	(3)
Stock compensation					0	(1)
Non-deductible expenses					0	(4)
Federal income tax credits					2	3
Other, net					(1)	1
Income tax (expense) benefit	$ 110	$ (8)	$ 82	$ (22)	$ (27)	$ (24)